Inventories	12 Months Ended
Jun. 30, 2024
Inventories [Abstract]
INVENTORIES

NOTE 6 – INVENTORIES

Inventories consisted of the following:

	As of June 30,
	2024	2023
	US$	US$
Raw materials	$524,470	$439,157
Finished goods	1,125,824	1,037,427
Work in progress	100,074	70,033
Balance at end of the year	$1,750,369	$1,546,617

The Company reviews its inventories periodically to determine if any reserves are necessary for slow-moving inventory or if a write-down is necessary when the carrying value exceeds net realizable value. For the years ended June 30, 2024, 2023 and 2022, there was no provision for slow-moving or obsolete inventory.